POST-EMPLOYMENT BENEFIT - Reconciliation of the liabilities of the pension plans and other benefits (Details) - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet
The Actuarial Present Value obligations	R$ 162,635	R$ 255,181
Net liabilities / (assets)	162,635	255,181
Income Statement
Actuarial expense / (revenue) recognized in the year	R$ 26,057	R$ 21,498